Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles, or U.S. GAAP. The consolidated financial statements include our wholly-owned and controlled subsidiaries. All intercompany balances and transactions between our wholly-owned and controlled subsidiaries have been eliminated in consolidation. As discussed in Note 3, we completed several acquisitions during the years ended December 31, 2015, 2014 and 2013 and have included the financial results of these companies in the consolidated financial statements effective from the respective acquisition dates, including Interactive Data on December 14, 2015 and NYSE Holdings LLC, or NYSE, on November 13, 2013. As discussed in Note 16, we completed the initial public offering, or IPO, of our wholly-owned subsidiary Euronext N.V., or Euronext, in June 2014 and completed the sales of Wombat in July 2014 and NYFIX and Metabit in September 2014, and have included the financial results of these companies in discontinued operations in the consolidated financial statements.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from those estimates.

Comprehensive Income
Comprehensive Income
Other comprehensive income includes changes in unrealized gains and losses on financial instruments classified as available-for-sale, changes in fair value of net investment hedges, foreign currency translation adjustments and amortization of the difference in the projected benefit obligation and the accumulated benefit obligation associated with benefit plan liabilities, net of tax.

Noncontrolling Interest
Non-controlling Interest
For those consolidated subsidiaries in which our ownership is less than 100% and for which we have control over the assets and liabilities and the management of the entity, the outside stockholders’ interests are shown as non-controlling interests. For instances where outside stockholders’ hold an option to require us to repurchase the outside stockholders’ interest, these interests are shown as redeemable non-controlling interests.

Segment And Geographic Information
Segment and Geographic Information
We currently operate as a single reportable business segment as this is reflective of how our chief operating decision maker reviews and operates the business. Substantially all of our identifiable assets are located in the U.S., U.K., Continental Europe, Asia, Israel and Canada.

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all short-term, highly liquid investments with original maturities at the purchase date of three months or less to be cash equivalents.
Short-Term and Long-Term Restricted Cash and Investments
Short-Term and Long-Term Restricted Cash and Investments
We classify all cash and cash equivalents and investments that are not available for immediate or general business use by us as restricted in the accompanying consolidated balance sheets (Note 4). The restricted cash would include cash set aside due to regulatory requirements, earmarked for specific purposes, or through restrictions in specific agreements

Short-Term and Long-Term Investments
Short-Term and Long-Term Investments
We periodically invest a portion of our cash in excess of short-term operating needs in term deposits and investment-grade marketable debt securities, including government or government sponsored agencies and corporate debt securities (Note 5). These investments are classified as available-for-sale in accordance with U.S. GAAP. We do not have any investments classified as held-to-maturity or trading. Additionally, we classify equity and fixed income mutual funds, held for the purpose of providing future payments for the supplemental executive savings plan and a component of the supplemental executive retirement plan, as available-for-sale securities. Available-for-sale investments are carried at their fair value using primarily quoted prices in active markets for identical securities, with unrealized gains and losses, net of deferred income taxes, reported as a component of accumulated other comprehensive income. Realized gains and losses, and declines in value deemed to be other-than-temporary on available-for-sale investments, are recognized currently in earnings. The cost of securities sold is based on the specific identification method. Investments that we intend to hold for more than one year are classified as long-term investments in the accompanying consolidated balance sheets.

Cost and Equity Method Investments
Cost and Equity Method Investments
We use the cost method to account for a non-marketable equity investment in an entity that we do not control and for which we do not have the ability to exercise significant influence over an entity’s operating and financial policies. When we do not have a controlling financial interest in an entity but exercise significant influence over the entity's operating and financial policies, such investment is accounted for using the equity method. We recognize dividend income when declared. We recognized $16 million, $23 million, and $8 million in dividend income for the years ended December 31, 2015, 2014 and 2013, respectively, related to our investment in Cetip (Note 15).

Margin Deposits and Guaranty Funds
Margin Deposits and Guaranty Funds
Original margin, variation margin and guaranty funds held by our clearing houses for clearing members may be in the form of cash, government obligations, certain agency and corporate debt, letters of credit or gold (Note 12). Cash original margin, variation margin and guaranty fund deposits are reflected in the accompanying consolidated balance sheets as current assets and current liabilities. The amount of margin deposits on hand will fluctuate over time as a result of, among other things, the extent of open positions held at any point in time by market participants in contracts and the margin rates then in effect for such contracts. Non-cash original margin and guaranty fund deposits are not reflected in the accompanying consolidated balance sheets. These non-cash assets are held in safekeeping and our clearing houses do not take legal ownership of the assets as the risks and rewards remain with the clearing members, unless and until such time as a clearing member defaults on its obligations to the clearing house.

Property and Equipment
Property and Equipment
Property and equipment is recorded at cost, reduced by accumulated depreciation (Note 6). Depreciation and amortization expense related to property and equipment is computed using the straight-line method based on estimated useful lives of the assets, or in the case of leasehold improvements, the shorter of the initial lease term or the estimated useful life of the improvement. We review the remaining estimated useful lives of our property and equipment at each balance sheet date and will make adjustments to the estimated remaining useful lives whenever events or changes in circumstances indicate that the remaining useful lives have changed. Gains on disposals of property and equipment are included in other income and losses on disposals of property and equipment are included in depreciation expense. Maintenance and repair costs are expensed as incurred.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
The allowance for doubtful accounts is maintained at a level that we believe to be sufficient to absorb probable losses in our accounts receivable portfolio. The allowance is based on several factors, including a continuous assessment of the collectability of each account. In circumstances where a specific customer's inability to meet its financial obligations is known, we record a specific provision for bad debts against amounts due to reduce the receivable to the amount we reasonably believe will be collected. Accounts receivable are written off against the allowance for doubtful accounts when collection efforts cease. A reconciliation of the beginning and ending amount of allowance for doubtful accounts is as follows for the years ended December 31, 2015, 2014 and 2013 (in millions):

	Year Ended December 31,
	2015	2014	2013
Beginning balance of allowance for doubtful accounts	$1	$1	$1
Bad debt expense	2	1	1
Charge-offs	(1)	(1)	(1)
Ending balance of allowance for doubtful accounts	$2	$1	$1

Bad debt expense in the table above is based on our historical collection experiences and our assessment of the collectability of specific accounts. Charge-offs in the table above represent the write-off of uncollectible receivables, net of recoveries. These lines also include the impact of foreign currency translation adjustments.

Software Development Costs
Software Development Costs
We capitalize costs, both internal and external direct and incremental costs, related to software developed or obtained for internal use in accordance with U.S. GAAP. Software development costs incurred during the preliminary or maintenance project stages are expensed as incurred, while costs incurred during the application development stage are capitalized and are amortized using the straight-line method over the useful life of the software, not to exceed three years (except for Interactive Data's new platform, which has an eight year useful life). Amortization of these capitalized costs begins only when the software becomes ready for its intended use. General and administrative costs related to developing or obtaining such software are expensed as incurred.

Accrued Employee Benefits
Accrued Employee Benefits
In connection with our acquisition of NYSE on November 13, 2013, we assumed the NYSE defined benefit pension and other postretirement benefit plans, or collectively “benefit plans”. We recognize the funded status of the benefit plans in the consolidated balance sheets, measure the fair value of plan assets and benefit obligations as of the date of our fiscal year-end, and provide additional disclosures in the footnotes to the consolidated financial statements (Note 14).
Benefit plan costs and liabilities are dependent on assumptions used in calculating such amounts. These assumptions include discount rates, health care cost trend rates, benefits earned, interest cost, expected return on assets, mortality rates and other factors. Actual results that differ from the assumptions are accumulated and amortized over future periods and, therefore, generally affect recognized expense and the recorded obligation in future periods. We immediately recognize in the consolidated statements of income certain of these unrecognized amounts when triggering events occur, such as when a settlement of pension obligations in excess of total interest and service costs occurs. While we believe that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect our pension and other post-retirement obligations and future expense recognized.

Goodwill and Indefinite-Lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Goodwill represents the excess of the purchase price of our acquisitions over the fair value of identifiable net assets acquired, including other identified intangible assets (Note 7). We recognize specifically identifiable intangibles when a specific right or contract is acquired. Goodwill has been allocated to reporting units for purposes of impairment testing based on the portion of synergy, cost savings and other expected future cash flows expected to benefit the reporting units at the time of the acquisition. We test our goodwill for impairment at the reporting unit level. The reporting units identified for our goodwill testing are the futures, cash listings and credit default swaps reporting units. Goodwill impairment testing is performed annually in the fiscal fourth quarter or more frequently if conditions exist that indicate that the asset may be impaired.
We also evaluate indefinite-lived intangible assets for impairment annually in our fiscal fourth quarter or more frequently if conditions exist that indicate that the asset may be impaired. Such evaluation includes either applying the optional qualitative screen to determine if it is not more likely than not that the fair value of the asset continues to exceed its carrying value or determining the fair value of the asset and comparing the fair value of the asset to its carrying value. If the fair value of the indefinite-lived intangible asset is less than its carrying value, an impairment loss is recognized in an amount equal to the difference.
For both goodwill and indefinite lived impairment testing, we have the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit or indefinite lived intangible asset is less than its carrying amount. If we conclude that this is the case, we must perform additional testing of the asset or reporting unit. Otherwise, no further testing is necessary.
We did not record an impairment charge related to goodwill or indefinite-lived intangible assets during the years ended December 31, 2015, 2014 or 2013.

Impairment of Long-Lived Assets and Finite-Lived Intangible Assets
Impairment of Long-Lived Assets and Finite-Lived Intangible Assets
We review our property and equipment and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. To analyze recoverability, we project undiscounted net future cash flows over the remaining life of such assets. If these projected cash flows are less than the carrying amount, an impairment indicator would exist. The impairment loss is measured based upon the difference between the carrying amount and the fair value of the assets. Finite-lived intangible assets are generally amortized on a straight-line basis or using an accelerated method over the lesser of their contractual or estimated useful lives. We did not record an impairment charge related to long-lived assets and finite-lived intangible assets during the years ended December 31, 2015, 2014 or 2013.

Derivatives and Hedging Activity
Derivatives and Hedging Activity
We may use derivative instruments to limit exposure to changes in foreign currency exchange rates. All derivatives are required to be recorded at fair value in the accompanying consolidated balance sheets. Changes in the fair value of such derivative financial instruments are recognized in net income as they are not designated as hedges under U.S. GAAP.
From time to time, we may hedge the foreign currency translation of certain net investments by designating all or a portion of certain financial liabilities denominated in the same currency in accordance with U.S. GAAP. In such cases, the gain or loss on the currency translation of the designated financial instruments is recorded in other comprehensive income. Gains and losses on financial liabilities designated as hedging items under net investment hedging relationships are recognized in other comprehensive income, and we recorded a loss of $19 million for the year ended December 31, 2013 related to these items. The total unrealized loss of $21 million (inclusive of $2 million in unrealized losses recorded during the year ended December 31, 2014) was recognized in earnings as a component of income from discontinued operations during the year ended December 31, 2014 upon discontinuance of the net investment hedge in connection with the IPO of Euronext.

Intellectual Property
Intellectual Property
All costs related to internally developed patents and trademarks are expensed as incurred. All costs related to purchased patents, trademarks and internet domain names are recorded as other intangible assets and are amortized on a straight-line basis over their estimated useful lives. All costs related to licensed patents are capitalized and amortized on a straight-line basis over the term of the license.

Income Taxes
Income Taxes
We recognize income taxes under the liability method. We recognize a current tax liability or tax asset for the estimated taxes payable or refundable on tax returns for the current year. We recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. We establish valuation allowances if we believe that it is more likely than not that some or all of our deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using current enacted tax rates in effect.
We do not recognize a tax benefit unless we conclude that it is more likely than not that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. If the recognition threshold is met, we recognize a tax benefit measured at the largest amount of the tax benefit that, in our judgment, is greater than 50 percent likely to be realized. We recognize accrued interest and penalties related to uncertain tax positions as a component of income tax expense.
We are subject to tax in numerous domestic and foreign jurisdictions primarily based on our operations in these jurisdictions. Significant judgment is required in assessing the future tax consequences of events that have been recognized in our financial statements or tax returns. Fluctuations in the actual outcome of these future tax consequences could have a material impact on our financial position or results of operations.

Revenue Recognition
Revenue Recognition
We recognize revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sale price is fixed or determinable and collectability is reasonably assured. Our revenues primarily consist of transaction and clearing fee revenues for transactions executed and/or cleared through our global electronic derivatives trading and clearing platforms, revenues relating to cash equities trading and listing fees, and data services fees. We also evaluate all contracts in order to determine appropriate gross versus net revenue reporting.
Derivatives trading and clearing revenues are recognized over the period in which the services are provided, which is typically the date the transactions are executed or are cleared, except for a portion of clearing revenues related to cleared contracts which have an ongoing clearing obligation that extends beyond the execution date. The transaction and clearing fee revenues are determined on the basis of the transaction and clearing fee charged for each contract traded on the exchanges. Derivatives transaction and clearing fees are recorded net of rebates of $563 million, $466 million and $497 million for the years ended December 31, 2015, 2014 and 2013, respectively. We offer rebates in certain of our markets primarily to support market liquidity and trading volumes by providing qualified trading participants in those markets a discount to the applicable commission rate. These rebates reduce revenue that we would have generated had we charged full transaction fees and had we generated the same volume without the rebate program. The increase in rebates is due primarily to rebates relating to NYSE derivatives trading and clearing following our acquisition, an increase in the number of participants in the rebate programs offered on various contracts, an increase in the number of rebate programs offered and from higher contract volume traded under these programs during the periods.
Cash trading fee revenues are paid by organizations based on their trading activity. Fees are assessed on a per share basis for trading in equity securities. The fees are applicable to all transactions that take place on any of our equity trading venues, and the fees vary based on the size and type of trade that is consummated and trading venue. The equity trading venues earn transaction fees for customer orders of equity securities matched internally, as well as for customer orders routed to other exchanges. Cash trading fees are recognized as earned, which is generally upon execution of the trade. Cash trading fees are recorded gross of liquidity rebates and routing charges. Liquidity payments made to cash and options trading customers and routing charges made to other exchanges are included in transaction-based expenses in the consolidated statements of income.
Listing fee revenues consist of original listing fees paid by issuers to list the initial securities on the various cash markets, other listing fees related to other corporate actions (including stock splits, sales of additional securities and merger and acquisitions), annual listing fees paid by companies whose financial instruments are listed on the cash markets, and other services provided to our listed companies and other companies. Original listing fees are assessed primarily based on the number of shares that the issuer initially lists. Original listing fees are recognized as revenue on a straight-line basis over the estimated service periods ranging from 5 to 9 years. Other corporate action listing fees are recognized as revenue on a straight-line basis over the estimated service periods ranging from 3 to 6 years. The service periods are determined separately for each of our listing venues. Annual listing fees are billed at the beginning of the year and are recognized on a pro rata basis over the calendar year. We determined that at the time of the acquisition of NYSE, we did not have a legal performance obligation relating to the original and other listing fees. Therefore, in connection with purchase accounting rules under U.S. GAAP, we assigned a fair value of zero to the NYSE unamortized deferred revenue balances relating to the original and other listing fees as of the acquisition date of November 13, 2013. The listing fees unamortized deferred revenue balances as of December 31, 2015 relate to original and other corporate action listing fees received but not yet recognized as revenue subsequent to the November 13, 2013 acquisition through December 31, 2015 (Note 8).
Data services fee revenues in our derivatives markets primarily include terminal and license fees received from data vendors in exchange for the provision of real-time futures price information and market data access fees. Market data fees are charged to data vendors on a monthly basis based on the number and type of terminals they have carrying futures data. Each data vendor also pays an annual license fee, which is deferred and recognized as revenue ratably over the period of the annual license. Data services fee revenues also include market data access fees charged to customers that trade on the electronic platform. The market data access amount for each company is based on the number of users at each company trading on the electronic platform. The excess of the market data access fee total for each company over the actual amount of commissions paid for trading activity is recognized as market data access revenues. The actual amount of commissions paid that month for trading activity is recognized as transaction and clearing fee revenues.
We collect market data revenues from our cash equity and options consortium-based data products and, to a lesser extent, for New York Stock Exchange proprietary data products. Consortium-based data fees are determined by securities industry plans. Consortium-based data revenues that coordinated market data distribution generates (net of administration costs) are distributed to participating markets on the basis of the Regulation NMS formula. We collect annual license fees from vendors for the right to distribute market data to third parties and a service fee from vendors for direct connection to market data. These fees are recognized as revenue as services are rendered. We also charge customers for accessing our data services through Secured Financial Transaction Infrastructure, or SFTI, and colocation services. SFTI is a physical network infrastructure that connects our markets and other major market centers with market participants and allows those participants to receive data feeds. Data analytics includes a number of products such as forward curves, index and valuation services.
Revenue for subscription based contracts is recognized ratably over the life of the contract and revenue for usage based contracts is recognized in the month that the products/services are provided. Certain of our businesses collect fees for installation/set-up services which, if deemed a separate deliverable with standalone value, are recognized upon delivery as long as the remaining criteria for recognition of revenue have been achieved. Revenue for installation/set-up services, that do not meet the criteria for separation, is recognized ratably either over the contractual term or the expected client relationship life. Revenue for professional services is recognized as the services are provided. Revenue for hardware is recognized when installation is completed and the related services go-live.
Some contracts include multiple elements for which we determine whether the various elements meet the applicable criteria to be accounted for as separate elements and makes estimates regarding the relative fair values. Revenue for elements that cannot be separated is recognized once the revenue recognition criteria for the entire arrangement have been met or over the period that our obligation to perform is fulfilled. Consideration for elements that are deemed separable is allocated to the separate elements at the inception of the arrangement on the basis of their relative selling price and recognized based on meeting authoritative criteria to do so.
Other revenues primarily consist of various fees for services provided to our customers, including fees for facilities, regulatory fees charged to member organizations of our U.S. securities exchanges, designated market maker service fees, ICE Endex membership fees, agricultural grading and certification fees, regulatory penalties and fines, and interest income on certain clearing margin deposits. These fees are recognized as revenue as services are rendered.

Activity Assessment and Section 31 Fees
Activity Assessment Fees and Section 31 Fees
We pay the Securities and Exchange Commission, or SEC, fees pursuant to Section 31 of the Securities Exchange Act of 1934 for transactions executed on our U.S. equities and options exchanges. These Section 31 fees are designed to recover the costs to the government for supervising and regulating the securities markets and securities professionals. We (or the Options Clearing Corporation on our behalf), in turn, collect activity assessment fees, which are included in transaction and clearing fees in the accompanying consolidated statements of income, from member organizations clearing or settling trades on the U.S. equities and options exchanges and recognize these amounts as revenue when invoiced. Fees received are included in cash at the time of receipt and, as required by law, the amount due to the SEC is remitted semiannually and recorded as an accrued liability until paid. The activity assessment fees are designed so that they are equal to the Section 31 fees paid by us to the SEC. As a result, Section 31 fees do not have an impact on our net income.

Stock-Based Compensation
Stock-Based Compensation
We currently sponsor employee and director stock option and restricted stock plans (Note 10). U.S. GAAP requires the measurement and recognition of compensation expenses for all share-based payment awards made to employees and directors, including employee stock options and restricted stock, based on estimated fair values. U.S. GAAP requires companies to estimate the fair value of stock option awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as stock-based compensation expense over the requisite service period in our consolidated financial statements.
We use the Black-Scholes option pricing model for purposes of valuing stock option awards. Our determination of fair value of stock option awards on the date of grant using the Black-Scholes option pricing model is affected by our stock price as well as assumptions regarding a number of subjective variables. These variables include interest rates, our expected dividend yield, our expected share price volatility over the term of the awards and actual and projected employee stock option exercise behavior.

Treasury Stock
Treasury Stock
We record treasury stock activities under the cost method whereby the cost of the acquired stock is recorded as treasury stock (Note 10). Our accounting policy upon the formal retirement of treasury stock is to deduct the par value from common stock and to reflect any excess of cost over par value as a deduction from additional paid-in capital (to the extent created by previous issuances of the shares) and retained earnings.

Credit Risk and Significant Customers
Credit Risk and Significant Customers
Our clearing houses have credit risk for maintaining certain of the clearing member cash deposits at various financial institutions (Note 12). Cash deposit accounts are established at larger money center banks and structured to restrict the rights of offset or liens by the banks. Our clearing houses monitor the cash deposits and mitigate credit risk by keeping such deposits in several financial institutions, ensuring that its overall credit risk exposure to any individual financial institution remains within acceptable concentration limits, and by ensuring that the financial institutions have strong or high investment grade ratings. We also limit our risk of loss by holding the majority of the cash deposits in high quality short-term sovereign debt reverse repurchase agreements with several different counterparty banks or direct investments in short-term high quality sovereign and supranational debt issues. While we seek to achieve a reasonable rate of return which may generate interest income for our clearing members, we are primarily concerned with preservation of capital and managing the risks associated with these deposits. As the clearing houses may pass on interest revenues, minus costs, to the members, this could include negative or reduced yield due to market conditions.
When engaging in reverse repurchase agreements, our clearing houses take delivery of the underlying securities in custody accounts under clearing house control. Additionally, the securities purchased subject to reverse repurchase have a market value greater than the reverse repurchase amount. The typical haircut received for high quality sovereign debt is 2% of the reverse repurchase amount. Thus, in the event that a reverse repurchase counterparty defaults on its obligation to repurchase the underlying reverse repurchase securities, our clearing house will have possession of securities with a value potentially greater than the reverse repurchase counterparty’s obligation to the clearing house.
ICE Clear Credit has been designated as a systemically important financial market utility by the Financial Stability Oversight Council and has been authorized to establish and maintain a cash account at the Federal Reserve Bank of Chicago. Such account was opened on July 30, 2015 and it is intended to decrease ICE Clear Credit's custodial, liquidity and operational risk as compared to alternative custodial and investment arrangements.
Our futures businesses have minimal credit risk as all of their transaction revenues are currently cleared through our clearing houses. Our accounts receivable related to market data revenues, cash trading and listing revenues, technology revenues, CDS transaction revenues and bilateral over-the-counter energy transaction revenues subjects us to credit risk, as we do not require these customers to post collateral. We limit our risk of loss by terminating access to trade to entities with delinquent accounts. The concentration of risk on accounts receivable is also mitigated by the large number of entities comprising our customer base.
Our accounts receivable are stated at cost. Excluding clearing members, there were no individual accounts receivable balances greater than 10% of total consolidated accounts receivable as of December 31, 2015 or December 31, 2014. No single customer accounted for more than 10% of total consolidated revenues during any of the years ended December 31, 2015, 2014 or 2013.

Leases
Leases
We expense rent from non-cancellable operating leases, net of sublease income, on a straight-line basis based on future minimum lease payments. The net costs are included in rent and occupancy expenses and technology and communication expenses in the accompanying consolidated statements of income (Note 13).

Acquisition-Related Transaction and Integration Costs
Acquisition-Related Transaction and Integration Costs
We incur incremental direct acquisition-related transaction costs relating to various completed and potential acquisitions and other strategic opportunities to strengthen our competitive position and support growth. The acquisition-related transaction costs include fees for investment banking advisors, lawyers, accountants, tax advisors and public relations firms, deal-related bonuses to certain of our employees, as well as costs associated with credit facilities and other external costs directly related to the proposed or closed transactions. We also incurred integration costs during the years ended December 31, 2015, 2014 and 2013 relating to our NYSE acquisition, primarily related to employee termination costs, costs incurred relating to the IPO and sale of Euronext in Europe and the sale of NYSE Technologies, deal related bonuses, lease termination costs and professional services costs incurred relating to the NYSE integration.
The acquisition-related transaction and integration costs incurred during the year ended December 31, 2015 primarily relate to the integration costs incurred for our NYSE integration and the acquisition-related transaction costs related to our Interactive Data and Trayport acquisitions. The acquisition-related transaction and integration costs incurred during the year ended December 31, 2014 primarily relate to the integration costs incurred for our NYSE integration and the acquisition-related transaction costs related to our SuperDerivatives, ICE Futures Singapore, ICE Clear Netherlands and True Office acquisitions. The acquisition-related transaction and integration costs incurred during the year ended December 31, 2013 primarily relate to the costs incurred for our NYSE acquisition and integration and our ICE Endex acquisition. See Note 3 for additional information on our acquisitions.

Foreign Currency Translation Adjustments and Foreign Currency Transaction Gains and Losses
Foreign Currency Translation Adjustments and Foreign Currency Transaction Gains and Losses
Our functional and reporting currency is the U.S. dollar. We have foreign currency translation risk equal to our net investment in certain U.K., continental European, Asian and Canadian subsidiaries. The revenues, expenses and financial results of these subsidiaries are recorded in the functional currency of the countries that these subsidiaries are located in, which are primarily pounds sterling and euros. The financial statements of these subsidiaries are translated into U.S. dollars using a current rate of exchange, with gains or losses, net of tax, included in the cumulative translation adjustment account, a component of equity. As of December 31, 2015 and 2014, the portion of our equity attributable to accumulated other comprehensive income (loss) from foreign currency translation adjustments was $(45) million and $13 million, respectively.
We have foreign currency transaction gains and losses related to the settlement of foreign currency denominated assets, liabilities and payables that occur through our operations, which are received in or paid in pounds sterling or euros. The transaction gain and losses are due to the increase or decrease in the foreign currency exchange rates between periods. Forward contracts on foreign currencies are entered into to manage the foreign currency exchange rate risk. Gains and losses from foreign currency transactions are included in other income (expense) in the accompanying consolidated statements of income and resulted in net losses of $14 million, $2 million and $2 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Earnings Per Common Share
Earnings Per Common Share
Basic earnings per common share is calculated using the weighted average common shares outstanding during the year. Common equivalent shares from stock options and restricted stock awards, using the treasury stock method, are included in the diluted per share calculations unless the effect of inclusion would be antidilutive (Note 19).

Fair Value of Financial Instruments
Fair Value of Financial Instruments
We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (Note 15). Fair value is the price that would be received from selling an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Our financial instruments consist primarily of cash and cash equivalents, short-term and long-term restricted cash and investments, short-term and long-term investments, customer accounts receivable, margin deposits and guaranty funds, cost and equity method investments, short-term and long-term debt and other short-term assets and liabilities.

Recently Adopted and New Accounting Pronouncements
Recently Adopted and New Accounting Pronouncements
In April 2015, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, or ASU 2015-03. This standard amends the existing guidance to require that debt issuance costs be presented in the balance sheet as a deduction from the carrying amount of the related debt liability instead of as a deferred asset. The amortization of the debt issuance costs will continue to be expensed as interest expense over the term of the related debt. ASU 2015-03 will be effective on a retrospective basis for annual reporting periods beginning after December 15, 2015, but early adoption is permitted. We decided to early adopt ASU 2015-03 on a retrospective basis for the annual period ended December 31, 2015 and the adoption did not have a material effect on our consolidated financial statements. See Note 9 for disclosure and related impact to the consolidated financial statements under this new guidance.
In August 2015, the FASB issued Accounting Standards Update No. 2015-14, Revenue from Contracts with Customers, Deferral of the Effective Date, or ASU 2015-14. This standard defers the guidance in ASU 2014-09, Revenue From Contracts with Customers, by one year. ASU 2015-14 requires these new revenue recognition rules to become effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods. The core principle of ASU 2014-09 is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. We are currently in the process of evaluating the impact of adoption of this amendment but we currently do not expect the adoption to have a material effect on our consolidated financial statements.
In November 2015, the FASB issued Accounting Standards Update, Balance Sheet Classification of Deferred Taxes, or ASU 2015-17. ASU 2015-17 is part of the FASB’s simplification initiative aimed at reducing complexity in accounting standards. This new standard requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as non-current on the balance sheet. ASU 2015-17 will be effective on a retrospective basis for annual reporting periods beginning after December 15, 2016, but early adoption is permitted. We decided to early adopt ASU 2015-17 on a retrospective basis for the annual period ended December 31, 2015 and the adoption did not have a material effect on our consolidated financial statements. See Note 11 for deferred taxes disclosure and related impact to the consolidated financial statements under this new guidance.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform to the current year’s financial statement presentation